Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Deferred tax related to remeasurement gains (losses) on net employee defined benefit liability	$ (2.0)	$ 2.4